7. Marketable Securities (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Realized a gain on Sales of securities	$ 65,655	$ 0